Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Used in Operating Activities
Net Loss	$ (6,808,000)	$ (3,767,000)	$ (39,571,000)	$ 4,338,000
Adjustments to Reconcile Net Loss to Net Cash
Stock based compensation	5,441,000	719,000	2,467,000	734,000
Debt extinguishment			4,824,000
Amortization of debt discount	620,000	1,196,000	1,822,000	206,000
Change in fair market value of warrant liability	(19,327,000)		(5,446,000)
Deferred tax liability		(819,000)	(453,000)	122,000
Non-cash interest expense (Paid-in Kind)	2,510,000		1,192,000
Provision for doubtful accounts	93,000		108,000	50,000
Depreciation and amortization	593,000	389,000	891,000	617,000
Loss on disposal of property and equipment	116,000	62,000	56,000	124,000
Assumption of Warrant Liability			1,990,000
Changes in Assets and Liabilities
Accounts receivable	(821,000)	(3,876,000)	(769,000)	1,007,000
Inventories	5,648,000	(15,141,000)	(22,719,000)	(21,179,000)
Prepaid expenses	425,000	(1,236,000)	(1,467,000)	58,000
Prepaid inventory	(940,000)	4,308,000	5,459,000	(6,353,000)
Other current assets	28,000	(1,962,000)	1,520,000	(1,214,000)
Other assets	601,000	551,000	1,196,000	1,029,000
Income taxes payable	(4,000)	(973,000)	(1,156,000)	(651,000)
Accounts payable and accrued expenses	6,272,000	820,000	4,428,000	8,903,000
Uncertain tax position liability			128,000	(19,000)
Customer deposits	(86,000)	(183,000)	(196,000)	(1,345,000)
Total Adjustments	1,169,000	(16,145,000)	(6,125,000)	(17,911,000)
Net Cash Used in Operating Activities	(5,639,000)	(19,912,000)	(45,696,000)	(13,573,000)
Cash Flows from Investing Activities
Proceeds from disposal of property and equipment			35,000	61,000
Purchase of property and equipment	(2,571,000)	(4,819,000)	(6,862,000)	(2,970,000)
Net Cash Used in Investing Activities	(2,571,000)	(4,819,000)	(6,827,000)	(2,909,000)
Cash Flows from Financing Activities
Proceeds from term loan			75,000,000
Proceeds from public offering, net	22,002,000
Payment of offering costs	(362,000)
Proceeds from public offering (ATM), net	671,000
Proceeds from note payable, related party	1,000,000			45,000,000
Proceeds from exercise of public warrants	747,000
Repayment of note payable, related party	(1,000,000)		(45,000,000)
Payments of debt issuance costs			(4,032,000)	(6,278,000)
Proceeds from exercise of options	323,000	200,000	706,000	184,000
Proceeds from stock purchase agreement			15,000,000
Proceeds from revolving note agreement				5,000,000
Repayments of revolving note agreement				(5,000,000)
Net Cash Provided by Financing Activities	23,381,000	200,000	41,674,000	38,906,000
Net Increase (Decrease) in Cash	15,171,000	(24,531,000)	(10,849,000)	22,424,000
Beginning cash	17,781,000	28,630,000	28,630,000	6,206,000
Ending cash	32,952,000	4,099,000	17,781,000	28,630,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	237		773	2,390
Cash paid for interest	4,361	1,254	2,252	313
Supplemental Non-Cash Items
Receivable of options exercised		2,000		250,000
Purchases of property and equipment, not yet paid	3,583,000		419,000	255,000
Recognition of right of use asset obtained in exchange for operating lease liability				5,745,000
Cashless exercise of liability classified warrants	$ 12,628,000		$ 16,669,000